Unaudited Interim Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Revenues:
Voyage revenues	$ 35,362	$ 49,670
Management fee income (Note 3)	456	137
Total revenues	35,818	49,807
Expenses
Voyage expenses	4,505	14,029
Vessel operating expenses	13,732	14,169
Dry docking expenses	572	1,026
Depreciation	8,070	19,197
Gain on derivative instruments, net (Note 15)	(438)	(64)
General and administrative expenses	4,709	5,337
Gain on time charter agreement termination (Note 7)	0	(6,454)
Other operational loss (Note 11)	562	0
Other operational gain (Note 10)	(1,647)	(140)
Loss on sale of vessel (Note 5)	81	3,164
Total Operating Expenses	30,146	50,264
Operating (loss) / income	5,672	(457)
Other Income/ (Expenses):
Interest and finance costs (Note 8)	(3,794)	(4,142)
Interest and other income	86	139
Total other expenses, net	(3,708)	(4,003)
Net (loss) / income	$ 1,964	$ (4,460)
(Loss) / Earnings per share, basic (Note 12)	$ 0.36	$ (0.83)
(Loss) / Earnings per share, diluted (Note 12)	$ 0.36	$ (0.83)
Weighted average number of shares outstanding, basic (Note 12)	5,414,998	5,385,359
Weighted average common shares outstanding, diluted (Note 12)	5,443,639	5,385,359